16. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Additions	R$ 1,167	R$ 893
Amounts received	(250)	(250)	R$ (234)
Monetary updating	317	322	317
Infrastructure [Member]
Disclosure of financial assets [line items]
Beginning Balance	4,917	7,084	5,303
Effects of first - time adoption of IFRS		(1,092)
Additions			25
Transfers of indemnity - plants not renewed			1,082
Amounts received	(440)	(1,638)	(496)
Transfers between PP&E, Financial assets and Intangible assets			148
Transfers from PP&E		27
Transfers from (to) intangible assets	23
Transfers from contract assets	92
Others transfers		(2)
Monetary updating	458	539	541
Adjustment of expectation of cash flow from the Concession financial assets			63
Disposals	(1)	(1)	(2)
Adjustment of BRR of Transmission Assets			149
Adjustment on indemnities of plants not renewed (Ministerial Order 291) - including financial updating			271
Ending Balance	5,049	4,917	7,084
Infrastructure [Member] | Transmission [Member]
Disclosure of financial assets [line items]
Beginning Balance	1,296	2,475	2,287
Effects of first - time adoption of IFRS		(1,092)
Additions			25
Amounts received	(181)	(249)	(264)
Transfers between PP&E, Financial assets and Intangible assets			2
Transfers from PP&E
Transfers from contract assets	44
Others transfers
Monetary updating	122	162	224
Adjustment of expectation of cash flow from the Concession financial assets			54
Disposals			(2)
Adjustment of BRR of Transmission Assets			149
Ending Balance	1,281	1,296	2,475
Infrastructure [Member] | Generation [Member]
Disclosure of financial assets [line items]
Beginning Balance	3,225	4,238	2,800
Transfers of indemnity - plants not renewed			1,082
Amounts received	(259)	(1,389)	(232)
Transfers from PP&E
Transfers from contract assets
Others transfers		(1)
Monetary updating	318		317
Disposals
Adjustment on indemnities of plants not renewed (Ministerial Order 291) - including financial updating			271
Ending Balance	3,284	3,225	4,238
Infrastructure [Member] | Distribution [Member]
Disclosure of financial assets [line items]
Beginning Balance	396	371	216
Transfers between PP&E, Financial assets and Intangible assets			146
Transfers from PP&E		27
Transfers from (to) intangible assets	(1)
Transfers from contract assets	48
Others transfers		(1)
Monetary updating	18
Adjustment of expectation of cash flow from the Concession financial assets			9
Disposals	(1)	(1)
Ending Balance	460	396	R$ 371
Infrastructure [Member] | Gas [Member]
Disclosure of financial assets [line items]
Beginning Balance
Transfers from PP&E
Transfers from (to) intangible assets	24
Transfers from contract assets
Others transfers
Disposals
Ending Balance	R$ 24